ACCOUNTING POLICIES (Policies)	12 Months Ended
Mar. 31, 2022
Accounting Policies
Basis of preparation

Basis of preparation

The consolidated financial statements of the Group and Company have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB), IFRIC interpretations and the Companies (Guernsey) Law 2008 as applicable to companies reporting under IFRS.

Basis of measurement	Basis of measurement
Going Concern

Going Concern

The Group has experienced net losses and significant cash outflows from cash used in operating activities over the past years, and as of March 31, 2022, had an accumulated deficit of £76.8m (£64m of this accumulated loss relates to a discontinued business prior to the reorganisation in 2018), a net loss for the year ended March 31, 2022, of £4.0m and net cash used in operating activities of £4.0m.

The Directors have prepared cash flow projections that include the costs associated with the continued clinical trials and additional investment to fund that operation. On the basis of those projections, the directors conclude that the company will not be able to meet its liabilities as they fall due within the next 12 months from the date when these financial statements are issued. The cash balance as at 1 August 2022 is approximately £1.5m, with current liabilities of £978k. The cash burn rate until from the beginning of August to the end of December 2022 is projected at £2.4m, and the company projects that without additional financing facilities it will run out of cash in October 2022. Consequently, in the opinion of the directors there is a material uncertainty that may cause significant doubt about the Group’s ability to continue as a going concern.

The Directors are however aware, through their own extensive experience in the sector, that this position is not uncommon in the context of a pre-revenue life sciences company principally involved in cash consuming research and development activity. The Directors took strategic advantage of the opportunity to dual list the Company on NASDAQ in May 2022 in order to be able to access potential liquidity in the US, which is generally a more favorable environment for life sciences companies to raise money and where there are more specialist investors focused on early-stage opportunities. The Directors are also confident that the nature of the OK101 clinical program is such that various inflection points arise over a relatively short period of time which should provide financing opportunities, for example the FDA approval of the IND in December 2022 for OK101 in dry-eye and the return of headline data from the Phase II registration trial to be held between July and December 2023; these pivotal events in the primary clinical program for OK101 have the benefit of being near term events (which is unusual in the context of the normal timeframes for Phase II clinical programs to deliver meaningful data points. The Directors have also consulted the Company’s investment bankers with a view to planning a number of alternative financing strategies to ensure the Company has access to sufficient capital to finance its planned R&D activity in the coming 18 months.

To meet the Company’s short-term liquidity needs, the Company has secured a $2m short-term credit facility with a related party in order to bridge any delays in the occurrence of the anticipated clinical milestones for the OK-101 program. The loan is available for a period of 6 months upon first draw-down and carries an interest rate of 16% per annum, with additional default interest of 4% if the loan is not repaid after the 6-month period. The loan will extend the Company’s fixed cost cash burn to April 2023 without the need to raise additional funds. The Directors believe that this facility together with additional working capital management measures will be sufficient to complete the IND application. The Directors also considered any risks to the short-term cash position of the company such as delay in IND filing, and they identified that the risk would be highly unlikely and could be managed within the current cash resources and the additional financing strategies already disclosed.

On completion of the IND application the company will be in a position to raise funds on the market, via the financing strategies being discussed with the Company’s investment bankers. The necessary steps are being taken to affect such a fundraise.

Until and unless the Group and Company secures sufficient investment to fund their clinical pipeline, there is a significant doubt on the Group and Company’s ability to continue as a going concern, and therefore, that it may be unable to realize its assets and discharge its liabilities in the normal course of business. Despite this significant doubt, the Directors conclude that it is appropriate to continue to adopt the going concern basis of accounting as the Directors are confident, based on the previous fund-raising history as well as additional measures already put in place and being planned, that sufficient funds will be forthcoming and accordingly they have prepared these financial statements on a going concern basis.

New and Revised Standards

Standards in effect in 2022

There are no new IFRS standards, amendments to standards or interpretations that are mandatory for the financial year beginning on April 1, 2021, that are relevant to the Group or that have had any material impact in the year to March 31, 2022. New standards, amendments to standards and interpretations that are not yet effective, have been deemed by the Group as currently not relevant, and not likely to have a material impact on the Group, and hence are not listed here.

Basis of consolidation

Basis of consolidation

Subsidiary undertakings are all entities over which the Group exercises control. The Group has control when it can demonstrate all of the following: (a) power over the investee; (b) exposure, or rights, to variable returns from its involvement with the investee; and (c) the ability to use its power over the investee to affect the amount of the investor’s return.

The existence and effect of both current voting rights and potential voting rights that are currently exercisable or convertible are considered when assessing whether control of an entity is exercised. Subsidiaries are consolidated from the date at which the Group obtains control and are de-consolidated from the date at which control ceases.

Inter-company transactions, balances and unrealised gains on transactions between group companies are eliminated upon consolidation. Unrealised losses are also eliminated. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Group.

Segment reporting

Segment reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the Board. The Board allocates resources to and assess the performance of the segments. The Board considers there to be only one operating segment being the research and development of biotechnological and pharmaceutical products.

Taxation

Taxation

The tax credit for the year represents the total of current taxation and deferred taxation. The credit in respect of current taxation is based on the estimated taxable loss for the year. Taxable profit or loss for the year is based on the profit or loss as shown in the statement of comprehensive income, as adjusted for items of income or expenditure which are not deductible or chargeable for tax purposes. The current tax asset for the year is calculated using tax rates which have either been enacted or substantively enacted at the balance sheet date.

Deferred tax is provided in full, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. Deferred tax is determined using tax rates (and laws) that have been enacted or substantially enacted by the balance sheet date and expected to apply when the related deferred tax is realised, or the deferred liability is settled. Deferred tax assets are recognised to the extent that it is probable that the future taxable profit will be available against which the temporary differences can be utilised.

Research and Development tax credits are provided for in the year that the costs are incurred. These are estimated based on eligible research and development expenditure. Any difference rebated are recognized when the cash is received from the UK tax authorities.

Foreign currency translation

Foreign currency translation

Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (the functional currency), which is Pounds sterling.

The consolidated financial statements are presented in US dollars, which is the Group’s presentation currency.

Foreign currency transactions are translated into the functional currency using exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of foreign currency transactions and from the translation at year-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the income statement.

The financial statements are translated into US dollars on the following basis:

●	Assets and liabilities at the rate of exchange ruling at the year-end date.

●	Profit and loss account items at the average rate of exchange for the year.

Exchange differences arising from the translation of the net investment in foreign entities, borrowings and other currency instruments designated as hedges of such investments, are taken to equity (and recognized in the statement of comprehensive income) on consolidation.

License fees

License fees

Payments related to the acquisition of rights to a product or technology are capitalised as intangible assets if it is probable that future economic benefits from the asset will flow to the Group and the cost of the asset can be reliably measured.

Payments made which provide the right to perform research are carefully evaluated to determine whether such payments are to fund research or acquire an asset. Licence fees expenses are recognised as incurred.

Research and development

Research and development

All on-going research and development expenditure is currently expensed in the period in which it is incurred. Due to the regulatory environment inherent in the development of the Group’s products, the criteria for development costs to be recognised as an asset, as set out in IAS 38 ‘Intangible Assets’, are not met until a product has been granted regulatory approval and it is probable that future economic benefit will flow to the Group. The Group currently has no such qualifying expenditure.

Financial instruments

Financial instruments

The Group classifies a financial instrument, or its component parts, as a financial liability, a financial asset or an equity instrument in accordance with the substance of the contractual arrangement and the definitions of a financial liability, a financial asset and an equity instrument.

The Group evaluates the terms of the financial instrument to determine whether it contains an asset, a liability or an equity component. Such components shall be classified separately as financial assets, financial liabilities or equity instruments.

A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity.

(a)	Financial assets, initial recognition and measurement and subsequent measurement

At initial recognition financial assets are measured at their fair value. Subsequent measurement depends on their classification. Financial assets such as receivables, cash and cash equivalents and deposits are subsequently measured at amortized cost using the effective interest method, less loss allowance.

The Group does not hold any financial assets at fair value through profit or loss or fair value through other comprehensive income.

(b)	Financial liabilities, initial recognition and measurement and subsequent measurement

At initial recognition, financial liabilities are measured at their fair value minus, if appropriate, any transaction costs that are directly attributable to the issue of the financial liability. All financial liabilities are subsequently measured at amortized cost using the effective interest method. Interest expense and foreign exchange gains and losses are recognized in profit or loss. Any gain or loss on derecognition is also recognized in profit or loss.

The Group’s financial liabilities include trade and other payables.

Cash and cash equivalents	Cash and cash equivalents Cash and cash equivalents comprise cash on hand.
Impairment

Impairment

Impairment of financial assets measured at amortised cost

At each reporting date the Group recognises a loss allowance for expected credit losses on financial assets measured at amortised cost.

In establishing the appropriate amount of loss allowance to be recognised, the Group applies either the general approach or the simplified approach, depending on the nature of the underlying group of financial assets.

General approach

The general approach is applied to the impairment assessment of refundable lease deposits and other refundable lease contributions, restricted cash and cash and cash equivalents.

Under the general approach the Group recognises a loss allowance for a financial asset at an amount equal to the 12-month expected credit losses, unless the credit risk on the financial asset has increased significantly since initial recognition, in which case a loss allowance is recognised at an amount equal to the lifetime expected credit losses.

Simplified approach

The simplified approach is applied to the impairment assessment of trade receivables.

Under the simplified approach the Group always recognises a loss allowance for a financial asset at an amount equal to the lifetime expected credit losses.

Impairment of non-financial assets

i)	Non-financial assets are tested for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable.

ii)	Non-financial assets are impaired when their carrying amount exceeds the recoverable amount. The recoverable amount is measured as the higher of fair value less cost of disposal and value in use. The value in use is calculated as being net projected cash flows based on financial forecasts discounted back to present value.

Share capital	Share capital Ordinary shares of the Company are classified as equity.
Property, plant and equipment

Property, plant and equipment

(i)	Recognition and measurement

Items of property, plant and equipment are measured at cost less accumulated depreciation and accumulated impairment losses. Costs include expenditures that are directly attributable to the acquisition of the asset. Purchased software that is integral to the functionality of the related equipment is capitalised as part of that equipment.

When parts of an item of property, plant and equipment have different useful lives, they are accounted for as separate items (major components) of property, plant and equipment.

Gains and losses on disposal of an item of property, IT and equipment are determined by comparing the proceeds from disposal with the carrying amount of property, IT and equipment, and are recognized in profit or loss. When revalued assets are sold, the amounts included in the revaluation reserve are transferred to retained earnings.

(ii)	Depreciation

Depreciation is calculated on the depreciable amount, which is the cost of an asset, less its residual value.

Depreciation is recognised in profit or loss on a straight-line basis over the estimated useful life of each part of an item of property, plant and equipment.

The estimated useful lives for the current period and the comparative period are as follows:

Fixtures and fittings	5 years
IT and equipment	3 years

Depreciation methods, useful lives and residual values are reviewed at each reporting date. Depreciation is allocated to the operating expenses line of the statement of comprehensive income.

Leases

Leases

All leases are accounted for by recognising a right-of-use asset and a lease liability except for:

●	Leases of low value assets; and
●	Leases with a duration of 12 months or less.

The Group has leases for its offices. Each lease is reflected on the balance sheet as a right-of-use asset and a lease liability. The Group does not have any leases of low value assets. Variable lease payments which do not depend on an index or a rate (such as lease payments based on a percentage of Group sales) are excluded from the initial measurement of the lease liability and asset. The Group classifies its right-of-use assets in a consistent manner to its property, plant and equipment (see Note 10).

At lease commencement date, the Group recognises a right-of-use asset and a lease liability in its consolidated statement of financial position. The right-of-use asset is measured at cost, which is made up of the initial measurement of the lease liability, any initial direct costs incurred by the Group, an estimate of any costs to dismantle and remove the asset at the end of the lease, and any lease payments made in advance of the lease commencement date (net of any incentives received).

The Group depreciates the right-of-use asset on a straight-line basis from the lease commencement date to the earlier of the end of the useful life of the right-of-use asset or the end of the lease term. The Group also assesses the right-of-use asset for impairment when such indicators exist.

At the commencement date, the Group measures the lease liability at the present value of the lease payments unpaid at that date, discounted using the Group’s incremental borrowing rate because as the lease contracts are negotiated with third parties it is not possible to determine the interest rate that is implicit in the lease. The incremental borrowing rate is the estimated rate that the Group would have to pay to borrow the same amount over a similar term, and with similar security to obtain an asset of equivalent value. This rate is adjusted should the lessee entity have a different risk profile to that of the Group.

Lease payments included in the measurement of the lease liability are made up of fixed payments (including in substance fixed), variable payments based on an index or rate, amounts expected to be payable under a residual value guarantee and payments arising from options reasonably certain to be exercised.

Subsequent to initial measurement, the liability will be reduced by lease payments that are allocated between repayments of principal and finance costs. The finance cost is the amount that produces a constant periodic rate of interest on the remaining balance of the lease liability.

Short term leases exempt from IFRS 16 are classified as operating leases. Payments made under operating leases are recognised in profit and loss on a straight-line basis over the term of the lease.

Share based payments

Share based payments

The calculation of the fair value of equity-settled share based awards and the resulting charge to the statement of comprehensive income requires assumptions to be made regarding future events and market conditions. These assumptions include the future volatility of the Company’s share price. These assumptions are then applied to a recognized valuation model in order to calculate the fair value of the awards.

Where employees, Directors or advisers are rewarded using share based payments, the fair value of the employees’, Directors’ or advisers’ services are determined by reference to the fair value of the share options/warrants awarded. Their value is appraised at the date of grant and excludes the impact of any nonmarket vesting conditions (for example, profitability and sales growth targets).

In accordance with IFRS 2, a charge is made to the statement of comprehensive income for all share-based payments including share options based upon the fair value of the instrument used and warrants issued in return for services. A corresponding credit is made to a share based payment reserve – options, in the case of options awarded to employees, Directors, advisers and other consultants. A corresponding credit is made to a share based payment reserve – warrants, in the case of warrants issued in return for services.

Warrants

Warrants

Warrants are issued by the Group in return for services and as part of a financing transaction.

Warrants issued in return for services.

Warrants issued in return for services fall within scope of IFRS 2 and are classified as a share-based payment. The share-based payment is measured at fair value and charged to the Statement of comprehensive income. There is no remeasurement of fair value.

Warrants issued as part of a financing transaction.

Warrants issued as part of a financing transaction fall outside the scope of IFRS 2. These are classified as equity instruments because a fixed amount of cash is exchanged for a fixed amount of equity. The relative fair value is recognised within equity and is not remeasured.

Classification of these instruments is governed by the so-called ‘fixed’ test for non-derivatives, and the ‘fixed for fixed’ test for derivatives. Under the fixed test, a non-derivative contract will qualify for equity classification only where there is no contractual obligation for the issuer to deliver a variable number of its own equity instruments. Under the fixed for fixed test, a derivative will qualify for equity classification only where it will be settled by the issuer exchanging a fixed amount of cash or another financial asset for a fixed number of its own equity instruments.

Warrants issued by the Company as part of a financing transaction, are classified as equity instruments because a fixed amount of cash is exchanged for a fixed amount of equity of the Company. No other features exist that would result in financial liability classification.

Convertible loan notes

Convertible loan notes

The Group issues Convertible loan notes which can be classified as equity or a liability depending on whether the fixed for fixed condition is met or not.

Where the fixed for fixed condition is met

The Group classifies convertible loan notes that meet the fixed for fixed condition as equity instruments and records the principal of the loan note as equity in a Convertible loan note reserve. The accrued interest on the principal amount is also recorded in the Convertible loan note reserve as it is convertible into equity. Upon redemption of the instrument and the issue of share capital, the amount is reclassified from the convertible loan note reserve to share capital and share premium.

Fair Value Measurement

Fair Value Measurement

Management have assessed the categorization of the fair value measurements using the IFRS 13 fair value hierarchy. Categorization within the hierarchy has been determined on the basis of the lowest level of input that is significant to the fair value measurement of the relevant asset as follows;

Level 1 - valued using quoted prices in active markets for identical assets;

Level 2 - valued by reference to valuation techniques using observable inputs other than quoted prices included within Level 1;

Level 3 - valued by reference to valuation techniques using inputs that are not based on observable market data.